Leases - Classification of Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
Property, plant and equipment	$ 13,659	$ 12,864
Less: Accumulated depreciation and amortization	9,687	9,337
Property, plant and equipment, net	3,972	3,527
Current portion of long-term debt	5	10
Long-term debt, net	3,424	2,316
Total finance lease liabilities	7
Finance leases
Finance Leases
Property, plant and equipment	20	20
Less: Accumulated depreciation and amortization	7	5
Property, plant and equipment, net	13	15
Current portion of long-term debt	0	1
Long-term debt, net	7	7
Total finance lease liabilities	$ 7	$ 8